Unearned Revenue, Current and Non-current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 4,002	$ 4,903
Charter revenue resulting from varying charter rates	18,234	11,965
Unamortized balance of charters assumed	0	565
Total deferred revenue	22,236	17,433
Less current portion	(5,595)	(6,901)
Non-current portion	$ 16,641	$ 10,532